SCHEDULE OF KEY COMPENSATION AWARDS (Details) - CAD ($)	3 Months Ended		9 Months Ended
	Sep. 30, 2026	Sep. 30, 2025	Sep. 30, 2026	Sep. 30, 2025
Notes and other explanatory information [abstract]
Director fees	$ 200,675	$ 122,965	$ 472,890	$ 394,803
Salaries	462,193	632,338	1,306,532	1,087,594
Share-based payments	624,007	297,738	5,108,630	697,301
Total	$ 1,286,875	$ 1,053,041	$ 6,888,052	$ 2,179,698